Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Allowance for credit losses for home equity loans		¥ 627,000,000	¥ 251,000,000
Net gains on sale of loans	¥ (20,967,075)	(6,497,731)	(17,190,545)
Loans principal, interest and financing service fee receivables of corporate loan	469,985,706	776,332,323	¥ 726,293,220
Loans principal, interest and financing service fee receivables of corporate loan	(62,730,405)	(50,094,979)
Loans Held-For-Sale [Member]
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Loans transferred to held-for-sale category	3,508,002,863	3,529,585,983
Third Party Investors [Member]
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Carrying amount of loans	961,847,815	1,674,043,872
Net gains on sale of loans	20,967,075	6,497,731
Corporate Loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables [Line Items]
Loans principal, interest and financing service fee receivables of corporate loan	1,129,660,142	1,034,432,534
Loans principal, interest and financing service fee receivables of corporate loan	¥ 62,730,405	¥ 50,094,979